Document and Entity Information	Feb. 13, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	People's United Financial, Inc.
Amendment Flag	false
Entity Central Index Key	0001378946
Document Type	8-K
Document Period End Date	Feb. 13, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-33326
Entity Tax Identification Number	20-8447891
Entity Address, Address Line One	850 Main Street
Entity Address, City or Town	Bridgeport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06604
City Area Code	(203)
Local Phone Number	338-7171
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	PBCT
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series A, $0.01 par value per share
Trading Symbol	PBCTP
Security Exchange Name	NASDAQ